Document and Entity Information	Apr. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 03, 2023
Entity Registrant Name	Peak Bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39951
Entity Tax Identification Number	85-2448157
Entity Address, Address Line One	3350 W. Bayshore Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	549-9103
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PKBO
Security Exchange Name	NONE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001834645